Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

					Value of Initial Fixed $100 Investment based on: (4)
Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(3) ($)	TSR ($)	Peer Group TSR ($)	Net Income (5) ($ Millions)	Adjusted EBIT (6) ($ Millions)
2025	7,683,726	6,512,255	1,134,936	993,698	62.59	117.28	(36.2)	51.7
2024	3,819,284	3,722,509	754,455	842,050	60.00	104.62	(450.1)	(2.9)
2023	5,845,063	(3,437,020)	1,291,473	(349,239)	52.87	92.14	(261.9)	(9.9)
2022	10,467,712	9,153,853	1,110,338	1,053,973	131.83	80.59	(8.9)	52.2
2021	4,515,356	6,565,639	1,155,022	1,381,134	157.43	106.15	(8.6)	11.3

(1)
The PEO for each year presented was Thomas R. Stanton. The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2025	2024	2023	2022	2021
Timothy Santo	Ulrich Dopfer	Ulrich Dopfer	Michael K. Foliano	Michael K. Foliano
James D. Wilson, Jr.	James D. Wilson, Jr.	James D. Wilson, Jr.	James D. Wilson, Jr.	James D. Wilson, Jr.
Christoph Glingener	Christoph Glingener	Christoph Glingener	Ronald D. Centis	Ronald D. Centis
Ulrich Dopfer		Michael K. Foliano	Raymond Harris	Raymond Harris
Christoph Glingener

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Thomas R. Stanton ($)	Exclusion of Stock Awards for Thomas R. Stanton ($)	Inclusion of Equity Values for Thomas R. Stanton ($)	Compensation Actually Paid to Thomas R. Stanton ($)

2025	7,683,726	(3,763,041)	2,591,570	6,512,255
2024	3,819,284	(2,130,975)	2,034,200	3,722,509
2023	5,845,063	(4,918,164)	(4,363,919)	(3,437,020)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	1,134,936	(355,486)	214,248	993,698
2024	754,455	(187,356)	274,951	842,050

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Thomas R. Stanton ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Thomas R. Stanton ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Thomas R. Stanton ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Thomas R. Stanton ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Thomas R. Stanton ($)	Total - Inclusion of Equity Values for Thomas R. Stanton ($)

2025	2,520,425	(49,637)	—	120,782	—	2,591,570
2024	2,128,124	110,113	—	(204,037)	—	2,034,200
2023	1,346,597	(4,573,766)	—	(1,136,750)	—	(4,363,919)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	221,884	2,340	—	(9,976)	—	214,248
2024	234,284	40,823	—	(156)	—	274,951

(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Telecommunications Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the NASDAQ Telecommunications Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
Values for Net Income for fiscal years 2024 and 2023 reflect the restatement of prior period financial statements.
(6)
We determined Adjusted EBIT to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. Adjusted EBIT is a non-GAAP measure. More information on Adjusted EBIT can be found in “Elements of 2025 Executive Compensation—Short-Term Cash Incentives—2025 Bonus Program” above. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the cumulative TSR of the Company over the five most recently completed fiscal years, and the NASDAQ Telecommunications Index TSR over the same period.

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBIT

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and Adjusted EBIT during the five most recently completed fiscal years.

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2025 to Company performance. The measures in this table are not ranked.

Adjusted EBIT
Gross Margin
Relative TSR

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote
(1)
The PEO for each year presented was Thomas R. Stanton. The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2025	2024	2023	2022	2021
Timothy Santo	Ulrich Dopfer	Ulrich Dopfer	Michael K. Foliano	Michael K. Foliano
James D. Wilson, Jr.	James D. Wilson, Jr.	James D. Wilson, Jr.	James D. Wilson, Jr.	James D. Wilson, Jr.
Christoph Glingener	Christoph Glingener	Christoph Glingener	Ronald D. Centis	Ronald D. Centis
Ulrich Dopfer		Michael K. Foliano	Raymond Harris	Raymond Harris
Christoph Glingener

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Telecommunications Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the NASDAQ Telecommunications Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
Values for Net Income for fiscal years 2024 and 2023 reflect the restatement of prior period financial statements.

PEO Total Compensation Amount	$ 7,683,726	$ 3,819,284	$ 5,845,063	$ 10,467,712	$ 4,515,356
PEO Actually Paid Compensation Amount	$ 6,512,255	3,722,509	(3,437,020)	9,153,853	6,565,639
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Thomas R. Stanton ($)	Exclusion of Stock Awards for Thomas R. Stanton ($)	Inclusion of Equity Values for Thomas R. Stanton ($)	Compensation Actually Paid to Thomas R. Stanton ($)

2025	7,683,726	(3,763,041)	2,591,570	6,512,255
2024	3,819,284	(2,130,975)	2,034,200	3,722,509
2023	5,845,063	(4,918,164)	(4,363,919)	(3,437,020)

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Thomas R. Stanton ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Thomas R. Stanton ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Thomas R. Stanton ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Thomas R. Stanton ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Thomas R. Stanton ($)	Total - Inclusion of Equity Values for Thomas R. Stanton ($)

2025	2,520,425	(49,637)	—	120,782	—	2,591,570
2024	2,128,124	110,113	—	(204,037)	—	2,034,200
2023	1,346,597	(4,573,766)	—	(1,136,750)	—	(4,363,919)

Non-PEO NEO Average Total Compensation Amount	$ 1,134,936	754,455	1,291,473	1,110,338	1,155,022
Non-PEO NEO Average Compensation Actually Paid Amount	$ 993,698	842,050	(349,239)	1,053,973	1,381,134
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	1,134,936	(355,486)	214,248	993,698
2024	754,455	(187,356)	274,951	842,050

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	221,884	2,340	—	(9,976)	—	214,248
2024	234,284	40,823	—	(156)	—	274,951

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the cumulative TSR of the Company over the five most recently completed fiscal years, and the NASDAQ Telecommunications Index TSR over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBIT

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and Adjusted EBIT during the five most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2025 to Company performance. The measures in this table are not ranked.

Adjusted EBIT
Gross Margin
Relative TSR

Total Shareholder Return Amount	$ 62.59	60	52.87	131.83	157.43
Peer Group Total Shareholder Return Amount	$ 117.28	$ 104.62	$ 92.14	$ 80.59	$ 106.15
Company Selected Measure Amount	51,700,000	(2,900,000)	(9,900,000)	52,200,000	11,300,000
PEO Name	Thomas R. Stanton	Thomas R. Stanton	Thomas R. Stanton	Thomas R. Stanton	Thomas R. Stanton
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (36,200,000)	$ (450,100,000)	$ (261,900,000)	$ (8,900,000)	$ (8,600,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT
Non-GAAP Measure Description
(6)
We determined Adjusted EBIT to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. Adjusted EBIT is a non-GAAP measure. More information on Adjusted EBIT can be found in “Elements of 2025 Executive Compensation—Short-Term Cash Incentives—2025 Bonus Program” above. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,763,041)	(2,130,975)	(4,918,164)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,591,570	2,034,200	(4,363,919)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,520,425	2,128,124	1,346,597
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,637)	110,113	(4,573,766)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,782	(204,037)	(1,136,750)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	$ 0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(355,486)	(187,356)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	214,248	274,951
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	221,884	234,284
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,340	40,823
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,976)	(156)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0